Schedule of Investments (unaudited) April 30, 2019	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.9%
Erste Group Bank AG	127,009	$5,081,504
Raiffeisen Bank International AG	62,750	1,671,601

		6,753,105

Belgium — 2.1%
Ageas	77,350	4,074,251
Groupe Bruxelles Lambert SA	34,031	3,250,168
KBC Group NV	105,261	7,788,119

		15,112,538

Denmark — 1.0%
Danske Bank A/S	302,338	5,357,682
Tryg A/S	50,989	1,556,846

		6,914,528

Finland — 2.6%
Nordea Bank Abp	1,284,329	10,098,413
Sampo OYJ, Class A	187,348	8,558,011

		18,656,424

France — 10.7%
Amundi SA(a)	25,677	1,843,118
AXA SA	819,262	21,801,410
BNP Paribas SA	475,109	25,264,986
CNP Assurances	72,178	1,701,924
Credit Agricole SA	485,182	6,649,986
Eurazeo SE	19,670	1,541,990
Natixis SA	397,503	2,337,889
SCOR SE	68,937	2,809,091
Societe Generale SA	323,919	10,244,317
Wendel SA	11,812	1,633,534

		75,828,245

Germany — 11.8%
Allianz SE, Registered	179,286	43,158,888
Commerzbank AG(b)	424,273	3,809,570
Deutsche Bank AG, Registered	830,233	6,856,432
Deutsche Boerse AG	80,179	10,683,956
Hannover Rueck SE	25,417	3,828,363
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	63,131	15,777,461

		84,114,670

Ireland — 0.6%
AIB Group PLC	342,162	1,586,762
Bank of Ireland Group PLC	411,116	2,621,599

		4,208,361

Italy — 6.0%
Assicurazioni Generali SpA	495,569	9,608,151
Intesa Sanpaolo SpA	6,282,399	16,454,088
Mediobanca Banca di Credito Finanziario SpA	262,363	2,778,587
Poste Italiane SpA(a)	220,445	2,349,473
UniCredit SpA	848,143	11,719,842

		42,910,141

Netherlands — 5.3%
ABN AMRO Group NV, CVA(a)	178,660	4,198,705
Aegon NV	752,749	3,927,831
EXOR NV	45,832	3,048,964
ING Groep NV	1,643,871	20,921,013
NN Group NV	129,830	5,648,331

		37,744,844

Security	Shares	Value

Norway — 1.3%
DNB ASA	406,955	$7,795,559
Gjensidige Forsikring ASA	84,924	1,645,448

		9,441,007

Spain — 9.1%
Banco Bilbao Vizcaya Argentaria SA	2,817,886	17,110,079
Banco de Sabadell SA	2,372,586	2,754,681
Banco Santander SA	6,858,114	34,674,903
Bankia SA	523,354	1,445,780
Bankinter SA	284,303	2,267,927
CaixaBank SA	1,513,319	4,814,880
Mapfre SA	451,392	1,353,216

		64,421,466

Sweden — 4.9%
Industrivarden AB, Class C	70,628	1,586,879
Investor AB, Class B	192,470	9,165,142
Kinnevik AB, Class B	101,959	2,965,421
L E Lundbergforetagen AB, Class B	32,041	1,094,007
Skandinaviska Enskilda Banken AB, Class A	687,016	6,548,722
Svenska Handelsbanken AB, Class A	644,466	7,026,434
Swedbank AB, Class A	383,208	6,209,575

		34,596,180

Switzerland — 12.8%
Baloise Holding AG, Registered	20,657	3,539,462
Credit Suisse Group AG, Registered	1,079,130	14,402,520
Julius Baer Group Ltd.	94,662	4,563,099
Pargesa Holding SA, Bearer	16,309	1,283,594
Partners Group Holding AG	7,326	5,518,584
Swiss Life Holding AG, Registered	14,433	6,785,918
Swiss Re AG	128,716	12,386,547
UBS Group AG, Registered	1,628,441	21,837,729
Zurich Insurance Group AG	63,939	20,386,439

		90,703,892

United Kingdom — 29.7%
3i Group PLC	410,434	5,727,842
Admiral Group PLC	85,875	2,467,399
Aviva PLC	1,647,175	9,222,825
Barclays PLC	7,231,772	15,487,826
Direct Line Insurance Group PLC	581,156	2,495,614
Hargreaves Lansdown PLC	120,096	3,533,630
HSBC Holdings PLC	8,462,173	73,592,555
Investec PLC	289,169	1,828,330
Legal & General Group PLC	2,518,696	9,134,692
Lloyds Banking Group PLC	30,055,031	24,515,704
London Stock Exchange Group PLC	132,355	8,651,387
Prudential PLC	1,094,826	24,763,135
Royal Bank of Scotland Group PLC	2,038,185	6,366,364
RSA Insurance Group PLC	434,534	3,070,323
Schroders PLC	52,751	2,177,909
St. James’s Place PLC	223,203	3,263,325
Standard Chartered PLC	1,186,374	10,826,316
Standard Life Aberdeen PLC	1,058,587	3,848,895

		210,974,071

Total Common Stocks — 98.8% (Cost: $890,672,229)		702,379,472

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	648,789	$648,789

Total Short-Term Investments — 0.1% (Cost: $648,789)		648,789

Total Investments in Securities — 98.9% (Cost: $891,321,018)		703,028,261

Other Assets, Less Liabilities — 1.1%		7,895,653

Net Assets — 100.0%		$710,923,914

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$6,327	(a)	$409	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,656,332	(1,007,543)	648,789	648,789	6,265		—	—

				$648,789	$12,592		$409	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$702,379,472	$—	$—	$702,379,472
Money Market Funds	648,789	—	—	648,789

	$703,028,261	$—	$—	$703,028,261

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